Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000240569
Average Annual Return [Line Items]
Average Annual Return, Percent	59.38%	22.26%
C000220892
Average Annual Return [Line Items]
Average Annual Return, Percent	43.19%		4.31%	7.66%
C000220889
Average Annual Return [Line Items]
Average Annual Return, Percent	18.99%		8.59%	11.21%
C000004880
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%		5.63%		5.01%
C000004882
Average Annual Return [Line Items]
Average Annual Return, Percent	12.59%		6.02%		4.99%
Without Sales Load [Member] | C000240570
Average Annual Return [Line Items]
Average Annual Return, Percent	68.69%	24.73%
Without Sales Load [Member] | C000240569
Average Annual Return [Line Items]
Average Annual Return, Percent	68.21%	24.41%
Without Sales Load [Member] | C000240571
Average Annual Return [Line Items]
Average Annual Return, Percent	68.58%	24.77%
Without Sales Load [Member] | C000220890
Average Annual Return [Line Items]
Average Annual Return, Percent	51.47%		5.71%	8.96%
Without Sales Load [Member] | C000220892
Average Annual Return [Line Items]
Average Annual Return, Percent	51.12%		5.44%	8.69%
Without Sales Load [Member] | C000220891
Average Annual Return [Line Items]
Average Annual Return, Percent	51.54%		5.76%	9.01%
Without Sales Load [Member] | C000220887
Average Annual Return [Line Items]
Average Annual Return, Percent	25.87%		10.04%	12.54%
Without Sales Load [Member] | C000220889
Average Annual Return [Line Items]
Average Annual Return, Percent	25.58%		9.77%	12.27%
Without Sales Load [Member] | C000220888
Average Annual Return [Line Items]
Average Annual Return, Percent	25.91%		10.10%	12.60%
Without Sales Load [Member] | C000004878
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%		7.10%		5.90%
Without Sales Load [Member] | C000004879
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%		6.80%		5.62%
Without Sales Load [Member] | C000004880
Average Annual Return [Line Items]
Average Annual Return, Percent	14.33%		6.78%		5.58%
Without Sales Load [Member] | C000004882
Average Annual Return [Line Items]
Average Annual Return, Percent	13.59%		6.02%		4.99%
Without Sales Load [Member] | C000173964
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%		7.22%		6.00%
MSCI Emerging Markets ex China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (Net)
Average Annual Return, Percent	61.21%	25.07%
MSCI Emerging Markets ex China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (Net)
Average Annual Return, Percent	61.21%	25.07%
MSCI Emerging Markets ex China Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index (Net)
Average Annual Return, Percent	61.21%	25.07%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	46.68%		6.05%	9.21%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	46.68%		6.05%	9.21%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	46.68%		6.05%	9.21%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%		8.83%	11.32%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%		8.83%	11.32%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%		8.83%	11.32%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		10.68%		12.25%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		10.68%		12.25%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		10.68%		12.25%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		10.68%		12.25%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	31.00%		10.68%		12.25%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.13%		1.85%		1.79%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.95%		3.40%		2.29%
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	9.71%		4.19%		4.52%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.13%		1.85%		1.79%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.95%		3.40%		2.29%
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	9.71%		4.19%		4.52%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.13%		1.85%		1.79%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.95%		3.40%		2.29%
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	9.71%		4.19%		4.52%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.13%		1.85%		1.79%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.95%		3.40%		2.29%
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	9.71%		4.19%		4.52%
Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	3.13%		1.85%		1.79%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	3.95%		3.40%		2.29%
25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	25% MSCI ACWI Index (Net)/75% Bloomberg 1-3 Year Treasury Bond Index
Average Annual Return, Percent	9.71%		4.19%		4.52%